UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                            Place, and Date of Signing:

/s/ Lucia LoScalzo                    366 Madison Avenue, NYC 10017 / 07-25-2007
------------------------------        -----------------------------------------

Report Type (Check only one.):
                                      |X|  13F HOLDINGS REPORT.
                                      |_|  13F NOTICE.
                                      |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:   $318,211

List of Other Included Managers:

         I                               II          III            IV            V          VI          VII            VIII
Name of Issuer                     Title of Class  CUSIP        valuex$1000     Shares   Discretion  Other Manag.  Voting Authority.
--------------                     --------------  -----        -----------     ------   ----------  ------------  -----------------
American Express                   COM             025816 10 9    21,371       349,317   Sole        None          None
Berkshire Hathaway                 CL B            084670 20 7    27,535        7,638    Sole        None          None
Bear, Stearns & Co.                COM             073902 10 8    43,760       312,572   Sole        None          None
Boeing Company                     COM             097023 10 5    15,362       159,758   Sole        None          None
Countrywide Financial Co.          COM             222372 10 4    20,896       574,846   Sole        None          None
Echostar Comm.                     CL A            278762 10 9    14,499       334,314   Sole        None          None
Ethan Allen Interiors              COM             297602 10 4     9,807       286,336   Sole        None          None
Fidelity National Fin.             COM             316326 10 7    16,761       707,217   Sole        None          None
Fidelity Natl Information Svcs.    COM             31620M 10 6    13,647       251,427   Sole        None          None
General Electric                   COM             369604 90 3    20,616       538,560   Sole        None          None
Geron Corporation                  COM             374163 10 3     5,899       838,005   Sole        None          None
Greenbrier Companies Inc.          COM             393657 10 1     7,744       256,249   Sole        None          None
Moody's Corporation                COM             615369 10 5    17,092       274,791   Sole        None          None
Nike Inc.                          CL B            654106 10 3    16,164       277,300   Sole        None          None
Orbcomm, Inc.                      COM             68555p 10 0     7,320       446,050   Sole        None          None
Pfizer Inc.                        COM             717081 10 3    11,012       430,662   Sole        None          None
Qualcomm Inc.                      COM             747525 10 3    19,186       442,172   Sole        None          None
Scotts CO                          CL A            810186 10 6    12,914       300,734   Sole        None          None
Worldpoint Terminals               COM             981912 20 7    16,626       720,300   Sole        None          None